Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Line Items]
Gross unrecognized tax benefits	$ 53,400,000
Amount of tax benefits that, if recognized, would impact the effective tax rate	40,400,000
Payment of penalties	1,300,000	900,000
Payment of interest expense	8,200,000	5,900,000
Deferred taxes on undistributed earnings of certain subsidiaries	20,000,000
Tax loss carryforwards	1,367,100,000
Deferred tax assets, valuation allowance	174,445,000 [1]	13,242,000	[1]
Non-U.S. tax losses available for carry forward	818,000,000
U.S. federal loss available for carry forward	363,000,000
State tax losses available for carry forward	186,100,000
Tax benefits recorded as an increase in equity	6,200,000
Shared Tax Liabilities description	20% by us, 27.5% by ADT and 52.5% by Tyco
Percentage of Shared Tax Liabilities	20.00%
Minimum
Income Taxes [Line Items]
Possible amount of decrease during the next twelve months primarily as a result of the resolution of federal, state and foreign examinations and the expiration of various statutes of limitations	0
Maximum
Income Taxes [Line Items]
Possible amount of decrease during the next twelve months primarily as a result of the resolution of federal, state and foreign examinations and the expiration of various statutes of limitations	35,800,000
Expire in future years	2032
2012 Tax Sharing Agreement
Income Taxes [Line Items]
Shared Tax Liabilities description	We and ADT will share 42% and 58%, respectively, of the next $225 million of Shared Tax Liabilities. We, ADT and Tyco will share 20%, 27.5% and 52.5%, respectively, of Shared Tax Liabilities above $725 million.
Next $225 million of Shared Tax Liabilities | 2012 Tax Sharing Agreement
Income Taxes [Line Items]
Percentage of Shared Tax Liabilities	42.00%
Tax Liabilities above $725 million | 2012 Tax Sharing Agreement
Income Taxes [Line Items]
Percentage of Shared Tax Liabilities	20.00%
Foreign Country
Income Taxes [Line Items]
Deferred tax assets, valuation allowance	$ 170,300,000
Operating losses expiration period	subject to varying expiration periods and will begin to expire in 2013
ADT
Income Taxes [Line Items]
Percentage of Shared Tax Liabilities	27.50%
ADT | Next $225 million of Shared Tax Liabilities | 2012 Tax Sharing Agreement
Income Taxes [Line Items]
Percentage of Shared Tax Liabilities	58.00%
ADT | Tax Liabilities above $725 million | 2012 Tax Sharing Agreement
Income Taxes [Line Items]
Percentage of Shared Tax Liabilities	27.50%
Tyco
Income Taxes [Line Items]
Percentage of Shared Tax Liabilities	52.50%
Tyco | Tax Liabilities above $725 million | 2012 Tax Sharing Agreement
Income Taxes [Line Items]
Percentage of Shared Tax Liabilities	52.50%

[1]	The increase in valuation allowance from 2011 to 2012 was primarily related to balances acquired in the Merger.